Investment properties (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Investment properties
Revenues	$ 558,777	$ 542,665	$ 506,580
Direct operating costs	(186,021)	(175,801)	(154,694)
Development expenses	(11,490)	(19,852)	(2,468)
Net unrealized gain / (loss) from fair value adjustment of investment property (i)	189,723	21,265	(696,799)
Net realized gain from fair value adjustment of investment property (ii)	$ 516	$ 4,209	$ 47,595